Business Combinations - Summary of Acquisition Date Fair Value of Each Major Class of Consideration (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 13, 2020
Disclosure Of Business Combinations [Line Items]
Cash consideration	$ 176
Liability towards contingent consideration (Refer to Note 2.5)	13
Total purchase price	$ 189
Outbox systems Inc. dba Simplus
Disclosure Of Business Combinations [Line Items]
Cash consideration		$ 180
Liability towards contingent consideration (Refer to Note 2.5)		11
Total purchase price		$ 191